N-2 - USD ($)				3 Months Ended
		Jan. 27, 2023	Dec. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022 [10]	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		PIMCO Corporate & Income Strategy Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	1.00% (1)
Offering Expenses Borne by Common Shareholders (as a percentage of offering price)	0.03%
Dividend Reinvestment Plan Fees	None (2)
1
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common
Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying
Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
2
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in
the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.03%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to ARPS and reverse repurchase agreements)
Management Fees (1)	0.84%
Dividend Cost on Preferred Shares (2)	0.30%
Interest Payments on Borrowed Funds (3)	2.28%
Other Expenses (4)	0.01%
Total Annual Expenses (5)	3.43%
1
Management Fees include fees payable to the
Investment
Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.81% based on the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”
2
Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2022, which represented 2.50% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements) at an estimated annual dividend of 6.91% as of December 30,
2022 and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital
Structure” in the accompanying Prospectus.
3
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2022, which represented 35.29% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual interest rate of 4.02% as of December 30, 2022. See “Use of Leverage—Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the
Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates.
Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
4
Other expenses are estimated for
th
e Fund’s current fiscal year ending June 30, 2023.
5
“Dividend Cost on Preferred Shares” and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 0.85%.

Management Fees [Percent]	[3]	0.84%
Interest Expenses on Borrowings [Percent]	[4]	2.28%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.01%
Total Annual Expenses [Percent]	[7]	3.43%
Expense Example [Table Text Block]
Example
The following example illustrates the ex
pens
es that you would pay on a $1,000 investment in Common Shares of the Fund (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by the Common Shareholders of 0.03%), assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 3.43% of net assets attributable to Common Shares in years 1 through 10 (assuming outstanding Preferred Shares and assets attributable to reverse repurchase agreements represen
tin
g 37.79% of the Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$35	$106	$180	$374
1
The example
abo
ve should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated
Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total
Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the
Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 35
Expense Example, Years 1 to 3	[8]	106
Expense Example, Years 1 to 5	[8]	180
Expense Example, Years 1 to 10	[8]	$ 374
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the
Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund’s outstanding preferred shares (“Preferred Shares”) and reverse repurchase agreements in an amount equal to 37.79% of the Fund’s total average managed assets
(including assets attributable to such leverage), which reflects approximately the percentage of the Fund’s total managed assets attributable to such leverage averaged over the period ended June 30, 2022, and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentage above does not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments.
The extent of the Fund’s assets attributable to leverage following an offering
, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other expenses are estimated for th e Fund’s current fiscal year ending June 30, 2023.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include fees payable to the
Investment
Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.81% based on the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek high current income. Capital preservation and appreciation are secondary objectives.
Investment Strategy
The Fund seeks to achieve its investment objectives by utilizing a dynamic asset allocation strategy among multiple fixed-income sectors in the global credit markets, including corporate debt (including, among other things, fixed-, variable- and floating-rate bonds, bank loans, convertible securities and stressed debt securities issued by U.S. or foreign (non-U.S.) corporations or other business entities, including emerging market issuers), mortgage-related and other asset-backed securities, government and sovereign debt, taxable municipal bonds and other fixed-, variable- and floating-rate income-producing securities of U.S. and foreign issuers, including emerging market issuers. The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly referred to as “high yield” securities or “junk bonds”), including securities of stressed, distressed and/or defaulted issuers. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio
Contents” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Risk Factors [Table Text Block]
Risks
Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either
S&P Global Ratings or Fitch, Inc.) or unrated but determined by Pacific Investment Management Company LLC (“PIMCO” or the “Investment
Manager”) to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as
“high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging market) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of
Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the
Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the Common Shares, you should read the risk factors set forth below and the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus and in our annual report on Form N-CSR for the year ended June 30, 2022, as modified by our other SEC filings filed after such annual report, which are incorporated by reference in this Prospectus Supplement. Certain of these risks are summarized in “Prospectus Summary—Principal
Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.
Additional Risks Associated with the Fund’s Preferred Shares
The information under the heading or sub-heading “Additional Risks Associated with the Fund’s Preferred Shares” in the Prospectus, as applicable, is deleted and replaced with the following:
Although the Fund’s ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end funds in the U.S.) have failed since February 2008. The dividend rates on the ARPS since that time have been paid, and the Fund expects that they will continue to be paid for the foreseeable future, at the “maximum applicable rate” under the Fund’s Bylaws
(i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than
184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the Fund to the holders of ARPS, which would increase the costs associated with the Fund’s leverage and reduce the Fund’s net income available for distribution to Common Shareholders.
In addition, the multiple used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency (currently, Moody’s and Fitch), with the multiple generally increasing as the rating declines below certain levels. In September 2011,
Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by
Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. Under the Bylaws, the April 2021
Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to ARPS holders and increasing the expenses to Common Shareholders associated with the Fund’s leverage. In December 2022,
Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital
Structure” in the accompanying Prospectus. It is possible for the ARPS to be further downgraded in the future, possibly resulting in further increases to the maximum applicable rate and, thereby, the expenses borne by the Fund’s Common Shareholders.
Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the Common Shareholders and otherwise detracting from the Fund’s investment performance, make the
Fund’s continued use of Preferred Shares for leverage purposes less attractive. In such case, the Fund may elect to redeem some or all of the Preferred
Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund’s investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund’s investment returns to Common Shareholders. In 2008 and 2009, the Fund was effectively required to redeem a portion of its ARPS due to market dislocations that caused the value of the Fund’s portfolio securities and related asset coverage to decline. In order to increase and maintain the Fund’s asset coverage above the requisite 200% level, in December 2008 and March and April 2009, the Fund redeemed 1,048 shares ($26,200,000) of each series of its outstanding ARPS, in each case at face value (i.e., a total of 5,240 shares ($131,000,000) across all series).
On October 16, 2015, the Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 82.5% of the
ARPS’ per share liquidation preference of $25,000. The Fund accepted 4,539 ARPS for payment, representing approximately 67% of its outstanding ARPS, such that on November 20, 2015, the expiration of the tender offer, the Fund had a total of 2,221 ARPS outstanding with a total liquidation value of $55,525,000. On June 25, 2019, the Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 87% of the ARPS’ per share liquidation preference of $25,000. The Fund accepted 1,280 ARPS for payment, representing approximately 57.63% of its outstanding ARPS, such that on July 26, 2019, the expiration of the tender offer, the Fund had a total of 941 ARPS outstanding with a total liquidation value of $23,525,000.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rates the ARPS- currently Moody’s and Fitch.
Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS. See
“Description of Capital Structure” in this Prospectus Supplement and the accompanying Prospectus. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund’s use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objective, which may adversely affect the Fund’s investment performance. Rating agency guidelines may be modified by the rating agencies in the future and, if adopted by the Fund, such modifications may make such guidelines substantially more restrictive, which could further negatively affect the Fund’s investment performance. The ratings agencies that have assigned ratings to the Fund’s preferred shares may change their rating methodologies, perhaps substantially. Such a change could adversely affect the ratings assigned to the Fund’s Preferred Shares, the dividend rates paid thereon, and the expenses borne by the Fund’s Common
Shareholders.

Share Price [Table Text Block]
Market and Net Asset Value Information
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low Net Asset Value (“NAV”) per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset
Value” in the accompanying Prospectus for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended December 31, 2022	$12.94	$11.51	$11.58	$11.15	12.25%	2.49%
Quarter ended September 30, 2022	$14.52	$11.79	$12.20	$11.30	19.80%	3.31%
Quarter ended June 30, 2022 (2)	$16.02	$12.39	$13.43	$11.60	19.29%	4.38%
Quarter ended March 31, 2022	$16.19	$14.18	$14.02	$13.08	18.29%	8.16%
Quarter ended January 31, 2022	$18.78	$15.44	$14.53	$13.97	29.34%	10.04%
Quarter ended October 31, 2021	$ 19.43	$17.63	$14.68	$14.36	34.93%	20.84%
Quarter ended July 31, 2021	$18.99	$17.24	$14.56	$14.27	30.99%	20.81%
Quarter ended April 30, 2021	$18.03	$16.93	$14.53	$14.22	24.86%	18.64%
Quarter ended January 31, 2021	$17.36	$15.68	$14.39	$13.02	23.42%	18.56%
Quarter ended October 31, 2020	$16.37	$15.22	$13.10	$12.75	27.76%	16.99%
1
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
2
Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.
The Fund’s NAV per Common Share at the close of business on December 30, 2022 was $11.25 and the last reported sale price of a Common Share on the NYSE on that day was $11.85, representing a 5.33% premium to such NAV. As of December 30, 2022, the net assets of the Fund attributable to Common Shares were $520,534,733 and the Fund had outstanding 46,260,800 Common Shares and 941 Preferred Shares.

Lowest Price or Bid	[9]			$ 11.51	$ 11.79	$ 12.39	$ 14.18	$ 15.44	$ 17.63	$ 17.24	$ 16.93	$ 15.68	$ 15.22
Highest Price or Bid	[9]			12.94	14.52	16.02	16.19	18.78	19.43	18.99	18.03	17.36	16.37
Lowest Price or Bid, NAV				11.15	11.3	11.6	13.08	13.97	14.36	14.27	14.22	13.02	12.75
Highest Price or Bid, NAV				$ 11.58	$ 12.2	$ 13.43	$ 14.02	$ 14.53	$ 14.68	$ 14.56	$ 14.53	$ 14.39	$ 13.1
Highest Price or Bid, Premium (Discount) to NAV [Percent]				12.25%	19.80%	19.29%	18.29%	29.34%	34.93%	30.99%	24.86%	23.42%	27.76%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.49%	3.31%	4.38%	8.16%	10.04%	20.84%	20.81%	18.64%	18.56%	16.99%
Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Latest Share Price			$ 11.85
Latest Premium (Discount) to NAV [Percent]			5.33%
Latest NAV			$ 11.25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The first paragraph under the heading “Description of Capital Structure – Preferred Share Dividends” in the Prospectus is deleted and replaced with the following:
The ARPS have complete priority over the Common Shares as to distribution of assets. The terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a
“maximum applicable rate” calculated as a function of the ARPS’ then-current ratings and a reference interest rate as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares issued by closed-end funds in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than 184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). In September 2011, Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2”
to “Aa3” pursuant to a revised ratings methodology adopted by Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,”
indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity, (ii) and closed-end funds with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. In December 2022, Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital Structure.” The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether when the auction market for the ARPS may resume normal functioning.

Long Term Debt [Table Text Block]
Capitalization
Pursuant to the Sales Agreement, the Fund may offer and sell Common Shares having an aggregate offering price of up to $100,000,000, from time to time through JonesTrading as its agent for the offer and sale of the Common Shares under this Prospectus Supplement and the accompanying
Prospectus. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying
Prospectus. The table below assumes that the Fund will sell 8,438,819 Common Shares at an assumed price of $11.85 per share (last reported sale price per share of the Common Shares on the NYSE on December 30, 2022). Actual sales, if any, of the Common Shares, and the actual application of the proceeds thereof, under this Prospectus Supplement and the accompanying Prospectus may be different than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $11.85, depending on the market price of the Common Shares at the time of any such sale. To the extent that the market price per share of the Common Shares on any given day is less than the net asset value per share on such day, the Fund will instruct JonesTrading not to make any sales on such day.
The following table sets forth the Fund’s capitalization at June 30, 2022:
◾
on a historical basis, and
◾
on a pro forma basis as adjusted to reflect (i) the assumed sale of the 8,438,819 Common Shares at an assumed price of $11.85 per share
(the last reported sale price per share of the Common Shares on the NYSE on December 30, 2022), in an offering under this Prospectus
Supplement and the accompanying Prospectus; (ii) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objectives and policies, after deducting the assumed commission of $1,000,000 (representing an estimated commission paid to
JonesTrading of 1.00% of the gross proceeds in connection with sales of Common Shares effected by JonesTrading in this offering) and estimated offering expenses payable by the Fund of $199,836; and (iii) investment of net proceeds received from the 2,038,098 Common
Shares sold between June 30, 2022 and December 30, 2022 in a prior “at the market” offering.
	As of June 30, 2022
	Actual	As Adjusted
Preferred Shares, ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 941 shares issued and outstanding)	$23,525,000	$23,525,000
Composition of Net Assets:
Common Shares:
Common Shares, par value $0.00001 per share, unlimited shares authorized (43,941,769 shares outstanding as of June 30, 2022, and 54,757,401 (1) shares estimated issued and outstanding as adjusted)	439	548
Paid-in-capital in excess of par	$659,750,293	$788,996,699
Distributable earnings (accumulated loss)	$(150,207,843)	$(183,206,967)
Net Assets Applicable to Common Shareholders	$509,542,890	$605,790,280
Capitalization	$533,067,890	$629,315,280
(1)
This amount includes 338,715 shares issued pursuant to the Fund’s dividend reinvestment plan from July 1, 2022 to December 30, 2022 (see “Dividend Reinvestment Plan” in the
accompanying Prospectus).

Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks
Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either
S&P Global Ratings or Fitch, Inc.) or unrated but determined by Pacific Investment Management Company LLC (“PIMCO” or the “Investment
Manager”) to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as
“high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging market) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of
Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the
Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the Common Shares, you should read the risk factors set forth below and the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus and in our annual report on Form N-CSR for the year ended June 30, 2022, as modified by our other SEC filings filed after such annual report, which are incorporated by reference in this Prospectus Supplement. Certain of these risks are summarized in “Prospectus Summary—Principal
Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objectives, and you could lose all of your investment in the Fund.

Additional Risks Associated with the Funds Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Additional Risks Associated with the Fund’s Preferred Shares
The information under the heading or sub-heading “Additional Risks Associated with the Fund’s Preferred Shares” in the Prospectus, as applicable, is deleted and replaced with the following:
Although the Fund’s ARPS ordinarily would pay dividends at rates set at periodic auctions, the weekly auctions for the ARPS (and auctions for similar preferred shares issued by closed-end funds in the U.S.) have failed since February 2008. The dividend rates on the ARPS since that time have been paid, and the Fund expects that they will continue to be paid for the foreseeable future, at the “maximum applicable rate” under the Fund’s Bylaws
(i.e., a multiple of a reference rate, which is the applicable “AA” Financial Composite Commercial Paper Rate (for a dividend period of fewer than
184 days) or the applicable Treasury Index Rate (for a dividend period of 184 days or more)). An increase in market interest rates generally, therefore, could increase substantially the dividend rate required to be paid by the Fund to the holders of ARPS, which would increase the costs associated with the Fund’s leverage and reduce the Fund’s net income available for distribution to Common Shareholders.
In addition, the multiple used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency (currently, Moody’s and Fitch), with the multiple generally increasing as the rating declines below certain levels. In September 2011,
Moody’s, a ratings agency that provides ratings for the Fund’s ARPS, downgraded its rating of the ARPS from “Aaa” to “Aa2,” citing what it believed to be persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody’s downgraded its rating of the ARPS from “Aa2” to “Aa3” pursuant to a revised ratings methodology adopted by
Moody’s. In May 2020, Fitch downgraded its rating of the ARPS from “AAA” to “AA,” indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which it believed eroded asset coverage cushions for closed-end funds and challenged fund managers’ ability to deleverage. On December 4, 2020, Fitch published ratings criteria relating to closed-end fund obligations, including preferred shares, which effectively result in a rating cap of “AA” for debt and preferred stock issued by closed-end funds and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds exposed to corporate debt, emerging market debt, below-investment-grade and unrated debt, structured securities and equity,
(ii) and closed-end funds with material exposure to “BBB” category rated assets. Following the close of business on April 30, 2021, Fitch downgraded its rating of the ARPS from “AA” to “A” pursuant to the revised ratings methodology and related new rating caps. Under the Bylaws, the April 2021
Fitch downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 150% to 160%, thereby increasing the dividend rate payable to ARPS holders and increasing the expenses to Common Shareholders associated with the Fund’s leverage. In December 2022,
Moody’s downgraded its rating of the ARPS from “Aa3” to “A1,” stating that the downgrades occurred because of, among other matters, trends in the Fund’s risk-adjusted asset coverage metrics and the evolution of its sector exposures. See “Use of Leverage” and “Description of Capital
Structure” in the accompanying Prospectus. It is possible for the ARPS to be further downgraded in the future, possibly resulting in further increases to the maximum applicable rate and, thereby, the expenses borne by the Fund’s Common Shareholders.
Therefore, it is possible that a substantial rise in market interest rates and/or further ratings downgrades of the ARPS could, by reducing income available for distribution to the Common Shareholders and otherwise detracting from the Fund’s investment performance, make the
Fund’s continued use of Preferred Shares for leverage purposes less attractive. In such case, the Fund may elect to redeem some or all of the Preferred
Shares outstanding, which may require it to dispose of investments at inopportune times and to incur losses on such dispositions. Such dispositions may adversely affect the Fund’s investment performance generally, and the resultant loss of leverage may materially and adversely affect the Fund’s investment returns to Common Shareholders. In 2008 and 2009, the Fund was effectively required to redeem a portion of its ARPS due to market dislocations that caused the value of the Fund’s portfolio securities and related asset coverage to decline. In order to increase and maintain the Fund’s asset coverage above the requisite 200% level, in December 2008 and March and April 2009, the Fund redeemed 1,048 shares ($26,200,000) of each series of its outstanding ARPS, in each case at face value (i.e., a total of 5,240 shares ($131,000,000) across all series).
On October 16, 2015, the Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 82.5% of the
ARPS’ per share liquidation preference of $25,000. The Fund accepted 4,539 ARPS for payment, representing approximately 67% of its outstanding ARPS, such that on November 20, 2015, the expiration of the tender offer, the Fund had a total of 2,221 ARPS outstanding with a total liquidation value of $55,525,000. On June 25, 2019, the Fund commenced a voluntary tender offer for up to 100% of its outstanding ARPS at a price equal to 87% of the ARPS’ per share liquidation preference of $25,000. The Fund accepted 1,280 ARPS for payment, representing approximately 57.63% of its outstanding ARPS, such that on July 26, 2019, the expiration of the tender offer, the Fund had a total of 941 ARPS outstanding with a total liquidation value of $23,525,000.
The Fund is also subject to certain asset coverage tests associated with the rating agencies that rates the ARPS- currently Moody’s and Fitch.
Failure by the Fund to maintain the asset coverages (or to cure such failure in a timely manner) may require the Fund to redeem ARPS. See
“Description of Capital Structure” in this Prospectus Supplement and the accompanying Prospectus. Failure to satisfy ratings agency asset coverage tests or other guidelines could also result in the applicable ratings agency downgrading its then-current ratings on the ARPS, as described above. Moreover, the rating agency guidelines impose restrictions or limitations on the Fund’s use of certain financial instruments or investment techniques that the Fund might otherwise utilize in order to achieve its investment objective, which may adversely affect the Fund’s investment performance. Rating agency guidelines may be modified by the rating agencies in the future and, if adopted by the Fund, such modifications may make such guidelines substantially more restrictive, which could further negatively affect the Fund’s investment performance. The ratings agencies that have assigned ratings to the Fund’s preferred shares may change their rating methodologies, perhaps substantially. Such a change could adversely affect the ratings assigned to the Fund’s Preferred Shares, the dividend rates paid thereon, and the expenses borne by the Fund’s Common
Shareholders.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			46,260,800
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			941

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth in this table. In addition, the price per share of any such sale may be greater or less than the price set forth in this table, depending on the market price of the Common Shares at the time of any such sale.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.81% based on the Fund’s average daily net assets (including daily net assets attributable to any Preferred Shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund– Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “daily net assets.”
[4]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2022, which represented 35.29% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements), at an estimated annual interest rate of 4.02% as of December 30, 2022. See “Use of Leverage—Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[5]	Reflects the Fund’s outstanding Preferred Shares averaged over the fiscal year ended June 30, 2022, which represented 2.50% of the Fund’s total average managed assets (including the liquidation preference of outstanding Preferred Shares and assets attributable to reverse repurchase agreements) at an estimated annual dividend of 6.91% as of December 30, 2022 and assumes the Fund will continue to pay Preferred Share dividends at the “maximum applicable rate” called for under the Fund’s Bylaws due to the ongoing failure of auctions for the ARPS. The actual dividend rate paid on the ARPS will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure” in the accompanying Prospectus.
[6]	Other expenses are estimated for the Fund’s current fiscal year ending June 30, 2023.
[7]	“Dividend Cost on Preferred Shares” and “Interest Payments on Borrowed Funds” are borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, Total Annual Expenses are 0.85%.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[9]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
[10]	Effective April 1, 2022, the end of the Fund’s fiscal year changed from July 31 to June 30.